Exhibit 99.1

SLC Student Loan Trust 2010-01

Quarterly Servicing Report

Distribution Date 08/27/2018

Collection Period 05/01/2018 - 07/31/2018

SLC Student Loan Receivables I, Inc - Depositor

The Student Loan Corporation, a subsidiary of Discover Bank - Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Page 1 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2018 - 07/31/2018, Distribution Date 08/27/2018

I.          Deal Parameters

A	Student Loan Portfolio Characteristics	04/30/2018	07/31/2018
	Principal Balance	$352,520,494.28	$342,649,235.06
	Interest to be Capitalized Balance	2,346,961.81	2,287,539.83
	Pool Balance	$354,867,456.09	$344,936,774.89
	Capitalized Interest Account Balance	-	-
	Specified Reserve Account Balance	1,200,450.00	1,200,450.00
	Adjusted Pool (1)	$356,067,906.09	$346,137,224.89
	Weighted Average Coupon (WAC)	5.77%	5.88%
	Weighted Average Remaining Term	169.36	169.78
	Number of Loans	34,569	33,333
	Number of Borrowers	15,845	15,314
	Aggregate Outstanding Principal Balance - Tbill	$13,181,690.56	$12,726,676.40
	Aggregate Outstanding Principal Balance - LIBOR	$341,685,765.53	$332,210,098.49
	Pool Factor	0.443241651	0.430837889
	Since Issued Constant Prepayment Rate	2.51%	2.36%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	05/25/2018	08/27/2018
	A	78444WAA7	$248,630,452.06	$237,440,726.28

C	Account Balances	05/25/2018	08/27/2018
	Reserve Account Balance	$1,200,450.00	$1,200,450.00
	Capitalized Interest Account Balance	-	-

D	Asset / Liability	05/25/2018	08/27/2018
	Adjusted Pool Balance	$356,067,906.09	$346,137,224.89
	Total Notes	$248,630,452.06	$237,440,726.28
	Difference	$107,437,454.03	$108,696,498.61
	Parity Ratio	1.43212	1.45778

Page 2 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2018 - 07/31/2018, Distribution Date 08/27/2018

II.          Trust Activity 05/01/2018 through 07/31/2018

A	Student Loan Principal Receipts
	Borrower Principal	3,979,936.55
	Guarantor Principal	2,671,823.01
	Consolidation Activity Principal	5,314,775.11
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	7,434.96
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	135,042.30
	Total Principal Receipts	$12,109,011.93
B	Student Loan Interest Receipts
	Borrower Interest	1,605,556.86
	Guarantor Interest	127,436.50
	Consolidation Activity Interest	93,215.92
	Special Allowance Payments	300,195.51
	Interest Subsidy Payments	395,648.17
	Seller Interest Reimbursement	10.37
	Servicer Interest Reimbursement	14,425.32
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	63,543.87
	Total Interest Receipts	$2,600,032.52
C	Reserves in Excess of Requirement	-
D	Investment Income	$47,745.22
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	0.00
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$(102,375.00)
	Consolidation Loan Rebate Fees to Dept. of Education	$(670,346.82)
	Floor Income Rebate Fees to Dept. of Education	$(639,298.26)
M	AVAILABLE FUNDS	$13,344,769.59
N	Non-Cash Principal Activity During Collection Period	$(2,237,752.71)
O	Non-Reimbursable Losses During Collection Period	$48,532.79
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$138,200.97
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2018 - 07/31/2018, Distribution Date 08/27/2018

III.          2010-01 Portfolio Characteristics

		07/31/2018				04/30/2018
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	4.30%	130	$638,469.96	0.186%	3.82%	142	$697,498.49	0.198%
	GRACE	6.35%	16	$81,704.86	0.024%	3.54%	15	$43,902.48	0.012%
	DEFERMENT	5.99%	2,798	$23,945,201.61	6.988%	5.85%	2,993	$25,370,665.12	7.197%

REPAYMENT:	CURRENT	5.73%	23,198	$237,571,395.54	69.334%	5.64%	24,203	$244,404,244.27	69.331%
	31-60 DAYS DELINQUENT	6.12%	952	$10,240,629.92	2.989%	6.24%	885	$8,749,969.98	2.482%
	61-90 DAYS DELINQUENT	6.36%	614	$7,437,194.08	2.170%	6.13%	495	$4,806,691.62	1.364%
	91-120 DAYS DELINQUENT	6.43%	348	$3,199,440.69	0.934%	6.15%	406	$3,708,771.08	1.052%
	> 120 DAYS DELINQUENT	6.35%	1,270	$12,284,924.51	3.585%	6.07%	1,269	$12,595,840.05	3.573%

	FORBEARANCE	6.33%	3,767	$45,311,695.40	13.224%	6.17%	3,919	$50,489,569.14	14.322%
	CLAIMS IN PROCESS	6.06%	232	$1,920,766.23	0.561%	5.97%	240	$1,644,046.98	0.466%
	AGED CLAIMS REJECTED	4.48%	8	$17,812.26	0.005%	6.80%	2	$9,295.07	0.003%

TOTAL			33,333	$342,649,235.06	100.00%		34,569	$352,520,494.28	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2018 - 07/31/2018, Distribution Date 08/27/2018

IV.          2010-01 Portfolio Characteristics (cont'd)

	07/31/2018	04/30/2018
Pool Balance	$344,936,774.89	$354,867,456.09
Outstanding Borrower Accrued Interest	$9,653,296.03	$9,215,511.68
Borrower Accrued Interest to be Capitalized	$2,287,539.83	$2,346,961.81
Total # Loans	33,333	34,569
Total # Borrowers	15,314	15,845
Weighted Average Coupon	5.88%	5.77%
Weighted Average Remaining Term	169.78	169.36
Non-Reimbursable Losses	$48,532.79	$50,779.94
Cumulative Non-Reimbursable Losses	$4,781,649.44	$4,733,116.65
Since Issued Constant Prepayment Rate (CPR)	2.36%	2.51%
Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Interest Shortfall	-	-
Non-Cash Principal Activity - Capitalized Interest	$2,287,107.99	$2,550,291.21
Borrower Interest Accrued	$4,579,878.20	$4,511,027.08
Interest Subsidy Payments Accrued	$379,461.10	$385,752.81
Special Allowance Payments Accrued	$383,489.14	$330,415.88

Page 5 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2018 - 07/31/2018, Distribution Date 08/27/2018

V.          2010-01 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- GSL (1) - Subsidized	5.64%	11,742	$38,460,803.31	11.225%
	- GSL - Unsubsidized	5.94%	8,783	49,449,655.43	14.432%
	- PLUS (2) Loans	8.34%	365	5,788,688.62	1.689%
	- SLS (3) Loans	5.59%	281	2,685,536.04	0.784%
	- Consolidation Loans	5.85%	12,162	246,264,551.66	71.871%
	Total	5.88%	33,333	$342,649,235.06	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- Four Year	5.93%	17,737	$84,848,664.59	24.763%
	- Two Year	6.06%	2,880	9,417,509.94	2.748%
	- Technical	6.52%	549	2,103,659.35	0.614%
	- Other	5.85%	12,167	246,279,401.18	71.875%
	Total	5.88%	33,333	$342,649,235.06	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2018 - 07/31/2018, Distribution Date 08/27/2018

VI.          2010-01 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$13,344,769.59
A	Indenture trustee, administrator, indenture admin, owner trustee or eligible lender trustee fees	$24,000.00	$13,320,769.59
B	Primary Servicing Fee	$50,352.25	$13,270,417.34
C	Class A Noteholders' Interest Distribution Amount	$2,080,691.56	$11,189,725.78
D	Class A Noteholders' Principal Distribution Amount	-	$11,189,725.78
E	Reserve Account Reinstatement	-	$11,189,725.78
F	Additional Principal Distribution Amount	$11,189,725.78	-
G	Carryover Servicing Fee	-	-
H	Unpaid Expenses of The Trustees + Irish Exchange	-	-
I	Excess Distribution Certificateholder	-	-

Page 7 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2018 - 07/31/2018, Distribution Date 08/27/2018

VII.          2010-01 Distributions

Distribution Amounts

A
Cusip/Isin	78444WAA7
Beginning Balance	$248,630,452.06
Index	LIBOR
Spread/Fixed Rate	0.875%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/25/2018
Accrual Period End	8/27/2018
Daycount Fraction	0.26111111
Interest Rate*	3.20500%
Accrued Interest Factor	0.008368611
Current Interest Due	$2,080,691.56
Interest Shortfall from Prior Period Plus Accrued Interest	-
Total Interest Due	$2,080,691.56
Interest Paid	$2,080,691.56
Interest Shortfall	-
Principal Paid	$11,189,725.78
Ending Principal Balance	$237,440,726.28
Paydown Factor	0.013087399
Ending Balance Factor	0.277708452

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/slcabrate.txt

Page 8 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2018 - 07/31/2018, Distribution Date 08/27/2018

VIII.          2010-01 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$248,630,452.06
	Adjusted Pool Balance	$346,137,224.89
	Overcollateralization Amount	$24,229,605.74
	Principal Distribution Amount	-
	Principal Distribution Amount Paid	$11,189,725.78

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,200,450.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,200,450.00
	Required Reserve Acct Balance	$1,200,450.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,200,450.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2018 - 07/31/2018, Distribution Date 08/27/2018